Prepaid and Other Current Assets - Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaids and Other Current Assets [Abstract]
Prepaid expenses	$ 56,113	$ 213,914	$ 34,006
Advances to employees		3,970
Other Receivable		21,980
Total	$ 458,098	$ 239,864	$ 34,006